COMMITMENTS AND CONTINGENCIES - Legal Proceeding (Details)	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	Feb. 27, 2023 USD ($)	Feb. 27, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Dec. 23, 2022 CNY (¥)	Mar. 18, 2022 USD ($)	Mar. 18, 2022 CNY (¥)	Feb. 17, 2022 USD ($)	Feb. 17, 2022 CNY (¥)	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Company received the payment			$ 838,625	¥ 5,954,151
Liquidated damages and interest							¥ 5,157,182
Civil complaint alleging unpaid service fee and breach of contract against Tianfang (Suzhou) Real Estate Co., Ltd
COMMITMENTS AND CONTINGENCIES
Unpaid base fee amount claimed										$ 45,926	¥ 291,742.17
Per day breaching late fee claimed												0.10%
Civil complaint alleging breach of contract and unpaid service fee against Chengdu TEDA New City
COMMITMENTS AND CONTINGENCIES
Company received the payment	$ 127,842	¥ 907,662
Litigation amount claimed					$ 263,725	¥ 1,872,419		$ 757,861	¥ 5,380,734